Schedule of deferred tax assets (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	€ 13,876,117	€ 11,772,870	€ 9,197,563
Other temporary differences	130,131	150,347	52,996
Allowance for corporate equity	481,071	495,692	422,011
Total deferred tax assets	14,487,319	12,418,909	9,672,570
Valuation allowance	(14,487,319)	(12,418,909)	(9,672,570)
Net deferred tax assets